Ordinary Shares (Details) $ / shares in Units, ¥ in Millions										12 Months Ended
	Jun. 10, 2020 $ / shares shares	May 19, 2019 USD ($) $ / shares shares	Aug. 28, 2018 shares	Dec. 31, 2017	Jun. 19, 2017 USD ($) $ / shares shares	Dec. 31, 2016	Sep. 22, 2016 USD ($) shares	Nov. 25, 2015 USD ($) shares	Jan. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 shares	Mar. 22, 2018 shares	Jan. 01, 2016 $ / shares shares
Ordinary Shares [Line Items]
Prior to the completion of the IPO (in Dollars) | $		$ 50,000
Ordinary shares, shares authorized		50,000,000
Total consideration (in Dollars) | $									$ 9,788,652
Ordinary shares, shares issued					4,315,080			20,000,000											31,665,280
Ordinary shares repurchased					8,630,140
Ordinary shares investor price per share (in Dollars per share) | $ / shares					$ 0.96
Ordinary shares repurchased, amount (in Dollars) | $					$ 8,297,880
Reduction of additional paid in capital for cancellation of repurchased ordinary shares (in Dollars) | $					$ 8,298,236
Cumulative revenue (in Yuan Renminbi) | ¥																	¥ 500
2018 Stock Option Scheme [Member]
Ordinary Shares [Line Items]
Reserved shares																55,980,360
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001
Ordinary shares, shares outstanding																		232,451,900
Converted shares			35,004,220
Ordinary and Preferred Shares [Member]
Ordinary Shares [Line Items]
Recast of shares par value (in Dollars per share) | $ / shares		0.00005
Ordinary and Preferred Shares [Member] | Board of Directors Chairman [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00005
Shares subdivided, Number of shares		20
Series A Share Purchase Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares outstanding									8,400,000
Series A Share Purchase Agreement [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Total consideration (in Dollars) | $									$ 4,056,206
A-1 SPA [Member]
Ordinary Shares [Line Items]
Total consideration (in Dollars) | $								$ 21,555,470
Ordinary shares, shares issued								26,575,220
Ordinary shares redemption price compounded annual interest rate						10.00%
A-2 SPA [Member]
Ordinary Shares [Line Items]
Total consideration (in Dollars) | $							$ 10,000,000
Ordinary shares, shares issued							8,502,600
Ordinary shares redemption price compounded annual interest rate				12.00%
Restricted Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.00005
Ordinary shares, shares outstanding																		162,897,778
Vesting period							4 years		5 years
Ordinary shares, vested																44,426,667	44,426,667
Restricted Stock Units (RSUs) [Member]
Ordinary Shares [Line Items]
Ordinary shares, vested										2,601,070	3,485,890	5,629,400
Series A Preferred Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued																				4,000,000
Ordinary shares transferred fair value per share (in Dollars per share) | $ / shares																				$ 0.88
Series A Preferred Shares [Member] | Series A Share Purchase Agreement [Member]
Ordinary Shares [Line Items]
Total consideration (in Dollars) | $									$ 25,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized										1,700,000,000	1,700,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00005	$ 0.00005
Ordinary shares, shares outstanding										258,499,680	255,898,610
Ordinary shares, shares issued										258,499,680	255,898,610
Share capital (in Dollars) | $										$ 13,000	$ 13,000
Shares were issued upon exercise of outstanding stock options															576,720
Shares were issued upon vesting of restricted share											3,485,890		3,767,180	3,000,000
Ordinary Shares were issued for convertible debenture												97,200	1,000,000
Shares were issued for conversion of convertible debenture													76,943,540
Number of shares issued, cancelled and returned										2,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued upon vesting												5,629,400
Class A Ordinary Shares [Member] | Restricted Stock Units (RSUs) [Member]
Ordinary Shares [Line Items]
Ordinary shares, vested										4,601,070
Class A Ordinary Shares [Member] | Stock Options [Member]
Ordinary Shares [Line Items]
Shares were issued upon exercise of outstanding stock options														1,919,760
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized										200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00005	$ 0.00005
Ordinary shares, shares outstanding										122,072,980	122,072,980
Ordinary shares, shares issued										122,072,980	122,072,980
Share capital (in Dollars) | $										$ 6,000	$ 6,000
Class B Ordinary Shares [Member] | Chaohui Chen [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares outstanding	61,346,560
Class B Ordinary Shares [Member] | Zhiping Peng [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares outstanding	60,726,420
Prior to the Completion of the IPO [Member]
Ordinary Shares [Line Items]
Number of shares issued upon conversion										122,072,980
Prior to the Completion of the IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Voting rights per share										one
Prior to the Completion of the IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Voting rights per share										fifteen
IPO [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized										1,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00005
Share capital (in Dollars) | $										$ 50,000
IPO [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized										2,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00005
Share capital (in Dollars) | $										$ 100,000
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares outstanding	159,478,920
Converted shares	110,378,920
Number of shares issued in offering	20,100,000
Preferred shares converted into ordinary shares	29,000,000
IPO [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares outstanding	122,072,980
IPO [Member] | ADS [Member]
Ordinary Shares [Line Items]
Number of shares issued in offering	2,010,000
Sale price per share (in Dollars per share) | $ / shares	$ 18